FVIT P2 12/19

SUPPLEMENT DATED DECEMBER 31, 2019

TO THE PROSPECTUS DATED MARCH 1, 2019

OF

FRANKLIN VALUE INVESTORS TRUST

(Franklin MicroCap Value Fund, Franklin Mutual U.S. Value Fund and Franklin Small Cap Value Fund)

The prospectus is amended as follows:

I.  The following replaces the “Portfolio Manager” section in the “Fund Summaries – Franklin Mutual U.S. Value Fund” section on page 16 of the prospectus:

Portfolio Managers

Grace Hoefig

Portfolio Manager of Franklin Mutual and portfolio manager of the Fund since 2012.

Srini Vijay, CFA

Research Analyst of Franklin Mutual and portfolio manager of the Fund since December 2019.

II.  The following replaces the “Portfolio Managers” section in the “Fund Summaries – Franklin Small Cap Value Fund” section on page 24 of the prospectus:

Portfolio Managers

Steven B. Raineri

Portfolio Manager of Franklin Mutual and portfolio manager of the Fund since 2012.

Nicholas Karzon, CFA

Research Analyst of Franklin Mutual and portfolio manager of the Fund since December 2019.

Christopher Meeker, CFA

Portfolio Manager of Franklin Mutual and portfolio manager of the Fund since 2015.

III.  The following is added as the first paragraph on page 46 under the “Fund Details – Management” section of the prospectus:

Nicholas Karzon, CFA   Research Analyst of Franklin Mutual

Mr. Karzon has been a portfolio manager of the Small Cap Value Fund since December 2019. He joined Franklin Templeton in 2014.

IV.  The following is added as the fourth paragraph on page 46 under the “Fund Details – Management” section of the prospectus:

Srini Vijay, CFA,   Research Analyst of Franklin Mutual

Mr. Vijay has been a portfolio manager of the Mutual U.S. Value Fund since December 2019. He joined Franklin Templeton in 2019. Prior to joining Franklin Templeton, he was Senior Vice President, Equity Research Analyst at Neuberger Berman.

V.  The following is added to the portfolio manager line-up under the “Fund Details – Management – Mutual U.S. Value Fund” section on page 46 of the prospectus:

Srini Vijay.  Mr. Vijay is a portfolio manager of the Fund, providing support to the lead portfolio manager as needed.

VI.  The following is added to the portfolio manager line-up under the “Fund Details – Management – Small Cap Value Fund” section on page 46 of the prospectus:

Nicholas Karzon.  Mr. Karzon is a portfolio manager of the Fund, providing support to the lead portfolio manager as needed.

Please keep this supplement with your prospectus for future reference.

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